Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Revenue from performance obligations satisfied in previous periods	¥ 1,337	¥ 2,151
Remaining performance obligations, Transaction price	¥ 208		¥ 550